JPMORGAN CHASE BANK, N.A.
Seaport Center, 70 Fargo Street, Suite 3 East
Boston, Massachusetts 02210-1950

VIA EDGAR

November 18, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Touchstone Tax-Free Trust
Files Nos. 811-03174 and 002-72101

Ladies and Gentlemen:

On behalf of Touchstone Tax-Free Trust (the “Trust”), I hereby transmit for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated October 28, 2011, for the Touchstone Ohio Tax-Free Bond Fund, Touchstone Ohio Tax-Free Money Market Fund and Touchstone Tax-Free Money Market Fund, each a series of the Trust, as filed pursuant to Rule 497 under the 1933 Act on August 4, 2011 (Accession Number: 0001104659-11-061041).

If you have any questions about this matter please contact the undersigned at 617-366-0668.

TOUCHSTONE TAX-FREE TRUST

/s/ Charles J. Daly
Charles J. Daly
Vice President